Class A Ordinary Share Subject to Possible Redemption (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class A Ordinary Share Subject to Possible Redemption.
Schedule of reconciliation of Class A ordinary share subject to possible redemption reflected on the condensed balance sheet

Gross proceeds	$414,000,000
Less:
Fair value of Public Warrants at issuance	(14,076,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(22,759,327)
Plus:
Accretion of carrying value to redemption value	36,835,327
Class A ordinary shares subject to possible redemption - December 31, 2021	414,000,000
Increase in redemption value of Class A ordinary shares subject to redemption	545,708
Class A ordinary shares subject to possible redemption - June 30, 2022	$414,545,708
Increase in redemption value of Class A ordinary shares subject to redemption	1,872,086
Class A ordinary shares subject to possible redemption - September 30, 2022	$416,417,794

Gross Proceeds	$414,000,000
Less:
Fair value of Public Warrants at issuance	(14,076,000)
Class A ordinary share issuance costs	(22,759,327)
Plus:
Accretion of carrying value to redemption value	36,835,327
Class A ordinary share subject to possible redemption	$414,000,000